FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative)			12 Months Ended
	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 18, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2023 SGD ($)	Apr. 18, 2022 shares
Financial Instruments Financial Risks And Capital Risks Management
Currency risk rate			5	5	5
Bank loan					$ 503,606	$ 441,698
Increase decrease in loan				$ 1,800	2,000
Negative cash flow from operating activities			$ 2,602,010	$ 3,432,830
Negative working capital			7,109,595			9,379,688
Cash and cash equivalents			$ 6,818,060		$ 1,579,718	$ 8,995,067
Number of ordinar shares issued during IPO | shares	2,412,369				486,485		478,230
Shares issued per share | $ / shares	$ 4.00
Gross proceeds from ordinary shares	$ 9,806,729	$ 12,938,017
Net proceeds	$ 7,812,922	$ 10,307,588